Right-of-use Assets	6 Months Ended
Jun. 30, 2022
Right-of-use Assets
Right-of-use Assets
10.	Right-of-use Assets

Land lease
Balance, December 31, 2020	$2,199,779
Additions	—
Amortization	(115,183)
Movement in exchange rates	(175,719)
Balance, December 31, 2021	$1,908,877
Additions	—
Amortization	(58,010)
Impact of loss of control of Bophelo Bio Science and Wellness (Pty) Ltd.	(1,888,715)
Movement in exchange rates	37,848
Balance, June 30, 2022	$—

During the six months ended June 30, 2022, the Company recorded amortization on its right-of-use assets of $58,010 (2021 - $61,447) within discontinued operations. As at June 30, 2022, the Company derecognized right-of-use assets with a net book value of $1,888,715 in connection with the loss of control of Bophelo Bio Science and Wellness (Pty) Ltd.